Establishment and Operations (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Consolidated Subsidiaries

(i)
The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management and is in the process of a legal ownership transfer to the Group. The subsidiary has been consolidated at 30 June 2022 based on the beneficial ownership and effective control.

(ii)
The Parent Company acquired 51% of the shares of Viapool Inc., a company based in Delaware, USA (Note 6) and holding each of Movilidad Digital SAS, Viapool SRL, Viapool SPA and Swvl Brasil Tecnologia LTDA. The Parent Company consolidates these entities based on de facto control.

(iii)
The Parent Company acquired 100% of the shares of Blitz
B22-203
GmbH, a company based in Germany (Note 6), and subsequently Blitz
B22-203
GmbH acquired 100% of the shares of Door2Door GmbH. The Parent Company consolidates these entities based on de facto control.

(iv)
The Parent Company acquired 100% of the shares of Volt Line BV, a company based in Netherlands (Note 6) and holding each of Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS and Volt Lines MENA limited. The Parent Company consolidates these entities based on de facto control.

Summary of Proceeds From Reverse Recapitalization
The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2022:

	Number of shares	USD
Public shares outstanding	34,500,000	345,000,000
Shares redeemed	(29,175,999)	(291,759,990)

Shared issued to SPAC	5,324,001	53,240,010

Cash from reverse recapitalization		53,240,010
SPAC reverse recapitalization professional fees		(20,923,449)

Net proceeds from reverse recapitalization		32,316,561